COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Contingencies

The Company may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings, to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on the Company’s consolidated financial position or results of operations or liquidity.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 10 – COMMITMENTS AND CONTINGENCIES (continued)

Capital Investment Obligation

Dogness Intelligence Technology Co., Ltd.

On July 6, 2018, a new entity called Dogness Intelligence Technology Co., Ltd. (“Intelligence Guangzhou”), was incorporated under the laws of the People’s Republic of China in Guangzhou City, Guangdong Province, with a total registered capital of RMB 80 million ($11.9 million). The Company’s subsidiary, Dongguan Jiasheng, is required to contribute RMB 46.4 million ($6.9 million) as paid-in capital in exchange for 58% ownership interest in Intelligence Guangzhou. As of June 30, 2022 and as of the date of this filing, Dongguan Jiasheng has not made the capital contribution. Pursuant to the article of incorporation, the Company is required to complete the capital contribution before May 22, 2038. On August 10, 2022, the Board approved to sell the Company’s 58% ownership interest in Dogness Intelligence Technology Co., Ltd. to a third party for a price of $0.

Zhangzhou Meijia Metal Product Ltd.

Meijia was incorporated under the laws of the People’s Republic of China with a total registered capital of RMB 60.0 million ($9.0 million). As of June 30, 2021, RMB 42.7 million ($6.4 million) capital contribution has been made. During year ended June 30, 2022, the Company didn’t make additional capital contribution in Meijia.

As of the date of this report, pursuant to the articles of incorporation of Meijia, the Company is obligated to contribute the remaining RMB 17.3 million ($2.6 million) capital investment into Meijia before December 30, 2025 whenever the Company has available funds.

Dongguan Jiasheng Enterprise Ltd.

In December 2020, Dongguan Jiasheng amended its Article of Incorporation to increase its registered capital from RMB 50.0 million ($7.5 million) to RMB 55.0 million ($8.2 million). As of June 30, 2021, RMB 55.0 million ($8.2 million) capital contribution has been made.

Dogness Network

As disclosed in Note 3 above, the Company is required to invest RMB 8.0 million (approximately $1.2 million) in exchange for 10% ownership interest in Dogness Network. As of June 30, 2021, RMB 8.0 million (approximately $1.2 million) to Dogness Network has been made.

Capital Expenditure Commitment

In connection with the Company’s construction projects on Dogness Culture and Dongguan Jiasheng, from July 2022 to August 2022, the Company made payments of RMB53,100 ($7,928) on these projects. As a result, the future minimum capital expenditure commitment on these projects have decreased from $313,002 as of June 30, 2022 to $305,074 as of August 31, 2022 (see Note 5).

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS